Acquisitions (Details) - USD ($)		12 Months Ended
	Sep. 15, 2025	Dec. 31, 2025
EBP 033
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Plan transfers in (out), net	$ 115,651,010	$ 37,318
EBP 067
EBP, Schedule of Allocation, Income and Change in Plan Equity [Line Items]
Plan transfers in (out), net	$ 7,208,446	$ (37,318)